CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Current assets:
Cash and cash equivalents	$ 727	$ 3,069
Prepaid expenses and other	259	316
Total current assets	986	3,385
Property and equipment, net	93	148
Operating lease right-of-use asset, net	936
Other	115	121
Total assets	2,130	3,654
Current liabilities:
Accounts payable	564	1,363
Accrued expenses and other	942	934
Note payable, net of discount and issuance costs of $522	178
Total current liabilities	1,684	2,297
Long-term liabilities:
Non-current operating lease liability	761
Other	24	59
Total liabilities	2,469	2,356
Commitments and contingencies (Note 5)
Stockholders' equity (deficit):
Preferred stock, $0.001 par value; 10,000,000 shares authorized; none issued and outstanding as of January 31, 2020 and 2019
Common stock, $0.001 par value; 450,000,000 shares authorized; 15,227,891 and 8,732,612 shares issued and outstanding as of January 31, 2020 and 2019, respectively	15	9
Additional paid-in capital	87,867	79,823
Accumulated deficit	(88,221)	(78,534)
Total stockholders' equity (deficit)	(339)	1,298
Total liabilities and stockholders' equity (deficit)	$ 2,130	$ 3,654